UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21788

Seligman TargetHorizon ETF Portfolios, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 9/30

Date of reporting period: 12/31/08

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman TargetHorizon ETF Portfolios, Inc.

Portfolios of Investments (unaudited)
December 31, 2008

TargETFund Core

	Shares		Value

Exchange-Traded Funds 99.5%

Fixed-Income Funds 35.2%
iShares Barclays Capital US Treasury Inflation Protected Securities Fund	90,979	shs.	$9,028,756
Vanguard Total Bond Market ETF	153,100		12,125,520

			21,154,276

US Large-Cap Fund 32.1%
SPDR Trust Series 1	214,400		19,347,456

REIT Fund 10.1%
Dow Jones Wilshire REIT Fund	149,900		6,075,447

International Large-Cap Fund 9.7%
Vanguard Europe Pacific ETF	213,100		5,853,857

US Mid-Cap Fund 7.5%
iShares Russell Midcap Index Fund	75,764		4,524,626

US Large- and Mid-Cap Fund 4.9%
iShares Dow Jones Select Dividend Index Fund	70,581		2,924,171

Total Exchange-Traded Funds			59,879,833

Money Market Fund 0.6%
SSgA U.S. Treasury Money Fund	376,808		376,808

Total Investments 100.1%			60,256,641
Other Assets Less Liabilities (0.1)%			(55,412)

Net Assets 100.0%			$60,201,229

TargETFund 2015

	Shares		Value

Exchange-Traded Funds 99.2%

US Large-Cap Fund 23.6%
iShares S&P 500 Index Fund	69,800	shs.	$6,312,712

US Mid-Cap Fund 19.4%
iShares Russell Midcap Index Fund	87,249		5,210,510

Fixed-Income Funds 17.1%
iShares Barclays Capital US Treasury Inflation Protected Securities Fund	11,900		1,180,956
Vanguard Total Bond Market ETF	42,850		3,393,720

			4,574,676

US Small-Cap Fund 10.4%
iShares Russell 2000 Index Fund	56,742		2,795,678

REIT Fund 10.3%
Dow Jones Wilshire REIT Fund	68,400		2,772,252

International Large-Cap Fund 10.2%
iShares MSCI EAFE Index Fund	61,200		2,746,044

International Small-Cap Fund 3.4%
WisdomTree International SmallCap Dividend Fund	27,000		909,360

Emerging Markets Fund 3.3%
Vanguard Emerging Markets ETF	37,000		876,900

US Large- and Mid-Cap Fund 1.5%
iShares Dow Jones Select Dividend Index Fund	10,000		414,300

Total Exchange-Traded Funds			26,612,433

Money Market Fund 1.1%
SSgA U.S. Treasury Money Fund	300,351		300,351

Total Investments 100.3%			26,912,784
Other Assets Less Liabilities (0.3)%			(92,040)

Net Assets 100.0%			$26,820,744

TargETFund 2025

	Shares		Value

Exchange-Traded Funds 99.2%

US Mid-Cap Fund 24.8%
iShares Russell Midcap Index Fund	116,001	shs.	$6,927,580

US Small-Cap Fund 21.7%
iShares Russell 2000 Index Fund	122,721		6,046,464

US Large-Cap Fund 18.0%
iShares S&P 500 Index Fund	54,200		4,901,848
SPDR Trust Series 1	1,500		135,360

			5,037,208

International Large-Cap Fund 10.4%
iShares MSCI EAFE Index Fund	64,500		2,894,115

International Small-Cap Fund 8.2%
WisdomTree International SmallCap Dividend Fund	67,600		2,276,768

Emerging Markets Fund 8.0%
Vanguard Emerging Markets ETF	94,400		2,237,280

Fixed-Income Fund 4.9%
Vanguard Total Bond Market ETF	17,100		1,354,320

REIT Fund 3.2%
Dow Jones Wilshire REIT Fund	22,100		895,713

Total Exchange-Traded Funds			27,669,447

Money Market Fund 2.0%
SSgA U.S. Treasury Money Fund	553,542		553,542

Total Investments 101.2%			28,222,989
Other Assets Less Liabilities (1.2)%			(328,907)

Net Assets 100.0%			$27,894,082

TargETFund 2035

	Shares		Value

Exchange-Traded Funds 94.6%

US Small-Cap Fund 23.8%
iShares Russell 2000 Index Fund	33,945	shs.	$1,672,470

US Mid-Cap Fund 23.7%
iShares Russell Midcap Index Fund	27,900		1,666,188

US Large-Cap Fund 13.9%
SPDR Trust Series 1	10,845		978,653

International Large-Cap Fund 9.6%
Vanguard Europe Pacific ETF	24,500		673,015

International Small-Cap Fund 9.5%
WisdomTree International SmallCap Dividend Fund	19,840		668,211

Emerging Markets Fund 9.5%
Vanguard Emerging Markets ETF	28,000		663,600

Fixed-Income Fund 4.6%
Vanguard Total Bond Market ETF	4,100		324,720

Total Exchange-Traded Funds			6,646,857

Money Market Fund 1.7%
SSgA U.S. Treasury Money Fund	120,518		120,518

Total Investments 96.3%			6,767,375
Other Assets Less Liabilities 3.7%			262,098

Net Assets 100.0%			$7,029,473

TargETFund 2045

	Shares		Value

Exchange-Traded Funds 100.0%

US Small-Cap Fund 25.2%
iShares Russell 2000 Index Fund	20,990	shs.	$1,034,177

US Mid-Cap Fund 25.2%
iShares Russell Midcap Index Fund	17,295		1,032,858

US Large-Cap Fund 14.9%
SPDR Trust Series 1	6,790		612,730

International Large-Cap Fund 10.0%
Vanguard Europe Pacific ETF	14,875		408,616

International Small-Cap Fund 9.9%
WisdomTree International SmallCap Dividend Fund	12,085		407,023

Emerging Markets Fund 9.8%
Vanguard Emerging Markets ETF	17,000		402,900

Fixed-Income Fund 5.0%
Vanguard Total Bond Market ETF	2,600		205,920

Total Exchange-Traded Funds			4,104,224

Money Market Fund 3.2%
SSgA U.S. Treasury Money Fund	132,661		132,661

Total Investments 103.2%			4,236,885
Other Assets Less Liabilities (3.2)%			(131,539)

Net Assets 100.0%			$4,105,346

Seligman TargetHorizon ETF Portfolios, Inc.
Notes to Schedules of Investments (unaudited)
December 31, 2008

1.

Organization — Seligman TargetHorizon ETF Portfolios, Inc. (the “Series”) is a diversified open-end management investment company, or mutual fund, and consists of five separate and distinct funds: Seligman TargETFund Core, Seligman TargETFund 2015, Seligman TargETFund 2025, Seligman TargETFund 2035, and Seligman TargETFund 2045. The Series was incorporated under the laws of the state of Maryland on July 6, 2005.

2.

Security Valuation  — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by RiverSource Investments, LLC (“RiverSource” or the “Manager”) based on quotations provided by primary markets in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors (the “Board”). This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings that mature in 60 days or less are valued at current market quotations or amortized cost if the Manager believes it approximates fair value. Short-term holdings that mature in more than 60 days are valued at current market quotations until the 60th day prior to maturity and are then valued as described above for securities maturing in 60 days or less. Investments in money market funds are valued at net asset value.

3.

Fair Value Measurements — On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” SFAS 157 establishes a three-tier hierarchy to classify the assumptions, referred to as inputs, used in valuation techniques (see Security Valuation above) to measure fair value of the Fund’s investments. These inputs are summarized in three broad levels: Level 1 – quoted prices in active markets for identical investments; Level 2 – other significant observable inputs (including quoted prices in inactive markets or for similar investments, interest rates, prepayment speeds, credit risk, etc.); and Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value).  Observable inputs are those on markets data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund’s own assumptions based on the best information available. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

                The following is a summary of the value of the Funds’ investments as of December 31, 2008 based on the level of inputs used:

Valuation Inputs	TargETFund Core	TargETFund 2015	TargETFund 2025	TargETFund 2035	TargETFund 2045

Level 1 – Quoted Prices in Active Markets for Identical Investments	$60,256,641	$26,912,784	$28,222,989	$6,767,375	$4,236,885
Level 2 – Other Significant Observable Inputs	—	—	—	—	—
Level 3 – Significant Unobservable Inputs	—	—	—	—	—

Total	$60,256,641	$26,912,784	$28,222,989	$6,767,375	$4,236,885

4.

Risk — The following risks apply to some or all of the Exchange-traded funds (“ETFs”) in which the Funds invest. An ETF may concentrate its investments in stocks of large-, medium- or small-capitalization companies. At times, one or more of these groups of stocks has experienced periods of volatility and negative performance. During such periods, the value of such stocks may decline and the performance of the ETF may be negatively affected. The products of technology companies may be subject to severe competition and rapid obsolescence, and technology stocks may be subject to greater price fluctuation, government regulation, and limited liquidity as compared to other investments. There are specific risks associated with global investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and rapid changes in political and economic conditions. Because of the special risks involved with investing in securities of emerging market companies, investing in such companies should be considered speculative. Investments in real estate securities (e.g., REITs) may be subject to specific risks, such as risks to general and local economic conditions, and risks related to individual properties. Fixed income securities are subject to interest rate risk, credit risk, prepayment risk, and market risk. To the extent that the Funds have a substantial percentage of its assets exposed to an industry or sector through its investment in ETFs, the Funds’ performance may be negatively affected if that industry or sector falls out of favor. A portfolio with fewer holdings may be subject to greater volatility than a portfolio with a greater number of holdings. US government and other fixed income securities are subject to interest rate risk, credit risk, prepayment risk and market risk. Securities that are not guaranteed by the US Government may have increased credit risk, including, but not limited to, the risk of non-payment of principal or interest. High-yield securities are subject to higher volatility in yield and market value and a greater risk of loss of principal and interest than higher-rated, investment grade fixed income securities.

5.

Federal Tax Information — At December 31, 2008, the cost of investments for federal income tax purposes, and the tax basis gross and net unrealized appreciation and depreciation of portfolio securities were as follows:

		Total Unrealized

Fund	Tax Basis Cost	Appreciation	Depreciation	Net Depreciation

TargETFund Core	$80,621,587	$683,780	$(21,048,726)	$(20,364,946)

TargETFund 2015	37,719,645	151,272	(10,958,133)	(10,806,861)

TargETFund 2025	42,937,878	55,591	(14,770,480)	(14,714,889)

TargETFund 2035	10,155,315	12,047	(3,399,987)	(3,387,940)

TargETFund 2045	6,211,929	8,448	(1,983,493)	(1,975,045)

ITEM 2. CONTROLS AND PROCEDURES.

a.

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN TARGETHORIZON ETF PORTFOLIOS, INC.

By:	/S/ PATRICK T. BANNIGAN

Patrick T. Bannigan
President and Chief Executive Officer

Date:	February 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ PATRICK T. BANNIGAN

Patrick T. Bannigan
President and Chief Executive Officer

Date:	February 25, 2009

By:	/S/ LAWRENCE P. VOGEL

Lawrence P. Vogel
Treasurer and Chief Financial Officer

Date:	February 25, 2009

SELIGMAN TARGETHORIZON ETF PORTFOLIOS, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.